FINANCIAL INSTRUMENTS	6 Months Ended
Jun. 30, 2018
Financial Instruments [Abstract]
FINANCIAL INSTRUMENTS
FINANCIAL INSTRUMENTS

a)	Derivatives and hedging activities
The partnership and its operating entities use derivative and non-derivative instruments to manage financial risks, including interest rate, commodity, equity price and foreign exchange risks. The use of derivative contracts is governed by documented risk management policies and approved limits. The partnership does not use derivatives for speculative purposes. The partnership and its operating entities use the following derivative instruments to manage these risks:

•
foreign currency forward contracts to hedge exposures to Canadian Dollar, Australian Dollar, British Pound, Euro, Chinese Yuan, Brazilian Real, Indian Rupee and South Korean Won denominated net investments in foreign subsidiaries and foreign currency denominated financial assets;

•	interest rate swaps to manage interest rate risk associated with planned refinancings and existing variable rate debt; and

•	interest rate caps to hedge interest rate risk on certain variable rate debt.

Interest Rate Hedging
The following table provides the partnership’s outstanding derivatives that are designated as cash flow hedges of variability in interest rates associated with forecasted fixed rate financings and existing variable rate debt as of June 30, 2018 and December 31, 2017:

(US$ Millions)	Hedging item	Notional	Rates	Maturity dates	Fair value
Jun. 30, 2018	Interest rate caps of US$ LIBOR debt	$4,872	2.3% - 4.2%	Jul. 2018 - Dec. 2020	$3
	Interest rate swaps of US$ LIBOR debt	1,694	0.7% - 2.7%	Sep. 2018 - Mar. 2022	5
	Interest rate caps of £ LIBOR debt	945	1.3% - 2.0%	Dec. 2019 - Jan. 2021	—
	Interest rate swaps of £ LIBOR debt	69	1.5%	Apr. 2020	(1)
	Interest rate swaps of € EURIBOR debt	118	1.0% - 1.3%	Apr. 2020 - Apr. 2021	—
	Interest rate caps of C$ LIBOR debt	183	3.0%	Oct. 2020 - Oct. 2022	1
	Interest rate swaps of C$ LIBOR debt	38	3.7% - 4.3%	Nov. 2021	1
	Interest rate swaps on forecasted fixed rate debt	100	4.0%	Jun. 2019	(154)
Dec. 31, 2017	Interest rate caps of US$ LIBOR debt	$1,958	2.3% - 3.5%	May 2018 - Oct. 2020	$1
	Interest rate swaps of US$ LIBOR debt	1,692	0.7% - 2.2%	Jun. 2018 - Mar. 2022	19
	Interest rate caps of £ LIBOR debt	452	1.3%	Dec. 2019	—
	Interest rate swaps of £ LIBOR debt	71	1.5%	Apr. 2020	1
	Interest rate swaps of C$ LIBOR debt	50	3.7% - 4.3%	Nov. 2021	1
	Interest rate swaps on forecasted fixed rate debt	100	4.0%	Jun. 2029	(13)

For the three and six months ended June 30, 2018, the amount of hedge ineffectiveness recorded in earnings in connection with the partnership’s interest rate hedging activities was $17 million and $17 million (2017 - nil and $2 million), respectively.

Foreign Currency Hedging
The following table provides the partnership’s outstanding derivatives that are designated as net investments of foreign subsidiaries or foreign currency cash flow hedges as of June 30, 2018 and December 31, 2017:

(US$ Millions)	Hedging item		Notional	Rates	Maturity dates	Fair value
Jun. 30, 2018	Net investment hedges		€322	€0.78/$ - €0.84/$	Sep. 2018 - Aug. 2019	$21
	Net investment hedges		£3,556	£0.69/$ - £0.76/$	Jul. 2018 - Oct. 2019	110
	Net investment hedges	A$	687	A$1.27/$ - A$1.36/$	Jul. 2018 - Sep. 2019	14
	Net investment hedges	C¥	1,171	C¥6.34/$ - C¥7.01/$	Jul. 2018 - Jun. 2019	(3)
	Net investment hedges	C$	118	C$1.31/$	Oct. 2018 - Dec. 2018	4
	Net investment hedges	₩	616,289	₩1,106.90/$ - ₩1,113.04/$	Aug. 2018 - Jan. 2019	—
	Net investment hedges	Rs	19,834	Rs67.44/$ - Rs68.37/$	Feb. 2019 - May 2019	14
	Net investment hedges		£77	£0.88/€ - £0.92/€	Jan. 2019 - Feb. 2020	—
Dec. 31, 2017	Net investment hedges		€191	€0.83/$ - €0.92/$	Jan. 2018 - Dec. 2018	$(7)
	Net investment hedges		£2,923	£0.73/$ - £0.81/$	Jan. 2018 - Jan. 2019	(237)
	Net investment hedges	A$	768	A$1.26/$ - A$1.38/$	Jan. 2018 - Feb. 2019	(21)
	Net investment hedges	C¥	1,165	C¥6.71/$ - C¥7.09/$	Jan. 2018 - Dec. 2018	(7)
	Net investment hedges	C$	127	C$1.25/$ - C$1.26/$	Oct. 2018 - Dec. 2018	—
	Cash flow hedges	C$	150	C$1.27/$	Apr. 2018	1
	Net investment hedges	₩	616,289	₩1,084.95/$ - ₩1,127.75/$	Aug. 2018 - Jan. 2019	(26)
	Cash flow hedges	Rs	771	Rs65.24/$	Mar. 2018	—

For the three and six months ended June 30, 2018 and 2017, the amount of hedge ineffectiveness recorded in earnings in connection with the partnership’s foreign currency hedging activities was not significant.
Other Derivatives
The following table presents details of the partnership’s other derivatives, not designated as hedges for accounting purposes, that have been entered into to manage financial risks as of June 30, 2018 and December 31, 2017:

(US$ Millions)	Derivative type	Notional	Rates	Maturity dates	Fair value
Jun. 30, 2018	Interest rate caps	$4,222	2.8% - 4.7%	Oct. 2018 - May 2020	$—
	Interest rate swaps on forecasted fixed rate debt	1,660	2.3% - 6.0%	Nov. 2018 - Jun. 2030	(10)
	Interest rate swaps of US$ LIBOR debt	1,489	1.4% - 2.7%	Sep. 2018 - Nov. 2020	(1)
	Interest rate swaptions	335	1.0%	Nov. 2018 - Nov. 2018	(1)
Dec. 31, 2017	Interest rate caps	$5,351	2.5% - 5.8%	Jan. 2018 - Oct. 2020	$1
	Interest rate swaps on forecasted fixed rate debt	1,660	1.9% - 6.0%	Jun. 2028 - Dec. 2029	(194)
	Interest rate swaps of US$ LIBOR debt	1,050	1.4% - 1.6%	Sep. 2018 - Nov. 2020	10
	Interest rate swaptions	560	1.0%	Jun. 2018 - Nov. 2018	—

For the three and six months ended June 30, 2018, the partnership recognized fair value gains, net of approximately $14 million and $53 million (2017 - losses of $25 million and $27 million) related to the settlement of certain forward starting interest rate swaps that have not been designated as hedges.

b)	Measurement and classification of financial instruments

Classification and Measurement
The following table outlines the classification and measurement basis, and related fair value for disclosures, of the financial assets and liabilities in the interim condensed consolidated financial statements:

		Jun. 30, 2018		Dec. 31, 2017
		Under IFRS 9		Under IAS 39
(US$ Millions)	Classification and measurement basis	Carrying value	Fair value	Carrying value	Fair value
Financial assets
Participating loan interests	FVTPL	$521	$521	$517	$517
Loans and notes receivable	Amortized cost	207	207	185	185
Other non-current assets
Securities - FVTPL	FVTPL	238	238	174	174
Derivative assets	FVTPL	38	38	48	48
Securities - FVTOCI	FVTOCI	150	150	150	150
Restricted cash	Amortized cost	133	133	153	153
Current assets
Derivative assets	FVTPL	247	247	37	37
Accounts receivable(1)	Amortized cost	491	491	536	536
Restricted cash	Amortized cost	249	249	237	237
Cash and cash equivalents	Amortized cost	1,600	1,600	1,491	1,491
Total financial assets		$3,874	$3,874	$3,528	$3,528
Financial liabilities
Debt obligations(2)	Amortized cost	$40,258	$40,611	$37,991	$38,726
Capital securities	Amortized cost	3,424	3,430	3,352	3,358
Capital securities - fund subsidiaries	FVTPL	845	845	813	813
Other non-current liabilities
Loan payable	FVTPL	27	27	23	23
Accounts payable	Amortized cost	507	507	517	517
Derivative liabilities	FVTPL	95	95	160	160
Accounts payable and other liabilities
Accounts payable and other(3)	Amortized cost	3,068	3,068	2,614	2,614
Derivative liabilities	FVTPL	182	182	399	399
Total financial liabilities		$48,406	$48,765	$45,869	$46,610

(1)
Includes other receivables associated with assets classified as held for sale on the condensed consolidated balance sheet in the amount of $34 million and $105 million as of June 30, 2018 and December 31, 2017, respectively.

(2)
Includes debt obligations associated with assets classified as held for sale on the condensed consolidated balance sheet in the amount of $907 million and $1,107 million as of June 30, 2018 and December 31, 2017, respectively.

(3)
Includes accounts payable and other liabilities associated with assets classified as held for sale on the condensed consolidated balance sheet in the amount of $17 million and $209 million as of June 30, 2018 and December 31, 2017, respectively.

Fair Value Hierarchy
Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., an exit price). Fair value measurement establishes a hierarchy of valuation techniques based on whether the inputs to those valuation techniques are observable or unobservable. Quoted market prices (unadjusted) in active markets represent a Level 1 valuation. When quoted market prices in active markets are not available, the partnership maximizes the use of observable inputs within valuation models. When all significant inputs are observable, either directly or indirectly, the valuation is classified as Level 2. Valuations that require the significant use of unobservable inputs are considered Level 3, which reflect the partnership’s market assumptions and are noted below. This hierarchy requires the use of observable market data when available.

The following table outlines financial assets and liabilities measured at fair value in the consolidated financial statements and the level of the inputs used to determine those fair values in the context of the hierarchy as defined above:

	Jun. 30, 2018				Dec. 31, 2017
	Under IFRS 9				Under IAS 39
(US$ Millions)	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Financial assets
Participating loan interests	$—	$—	$521	$521	$—	$—	$209	$209
Securities - FVTPL	—	5	240	245	—	—	174	174
Securities - FVTOCI	—	—	150	150	—	—	150	150
Derivative assets	—	285	—	285	—	85	—	85
Total financial assets	$—	$290	$911	$1,201	$—	$85	$533	$618

Financial liabilities
Capital securities - fund subsidiaries	$—	$—	$845	$845	$—	$—	$813	$813
Derivative liabilities	—	277	—	277	—	559	—	559
Loan payable	—	—	27	27	—	—	23	23
Total financial liabilities	$—	$277	$872	$1,149	$—	$559	$836	$1,395

There were no transfers between levels during the three and six months ended June 30, 2018 and the year ended December 31, 2017.

The following table presents the change in the balance of financial assets and financial liabilities accounted for at fair value categorized as Level 3 as of June 30, 2018 and December 31, 2017:

	Jun. 30, 2018		Dec. 31, 2017
	Under IFRS 9		Under IAS 39
(US$ Millions)	Financial assets	Financial liabilities	Financial assets	Financial liabilities
Balance, beginning of period	$835	$836	$1,605	$821
Acquisitions	83	—	144	49
Dispositions	(6)	(2)	(986)	(4)
Fair value gains, net and OCI	(1)	38	(216)	(30)
Other	—	—	(14)	—
Balance, end of period	$911	$872	$533	$836